Related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related party group
Year ended	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
March 31,	So	Chung	Fok	So
	Director, Chief Executive Officer	Director	Director	Director and Chief Operating Officer
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2017	$643 (i), (iii)	$171 (iii)	Nil	$249
2018	$643 (i), (iii)	$170 (iii)	Nil	$259 (iii)
2019	$643 (i), (iii)	$171 (iii)	Nil	$249 (iii)

	Mr. Henry Schlueter	Mr. Albert So
	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands

2017	$62(ii)	$152
2018	$60(ii)	$162 (iii)
2019	$60(ii)	$152 (iii)